Financial Assets and Liabilities - Summary of Changes in Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
Beginning Balance	R$ 21,688,946	R$ 18,338,497
Raised	3,761,058	6,248,712
Repayment of principal on loans, borrowings and debentures	(5,342,670)	(3,839,633)
Payment of interest on loans, borrowings and debentures	(1,465,666)	(1,602,034)	R$ (1,449,181)
Interest, exchange rate and fair value	3,932,645	2,543,404
Ending balance	R$ 22,574,313	R$ 21,688,946	R$ 18,338,497